Property and equipment	3 Months Ended
Nov. 30, 2024
Property and equipment.
Property and equipment

6. Property and equipment

	Machinery
	and	Rolling	Computer		Leasehold	Boat
	equipment	stock	equipment	Moulds	improvements	rental fleet	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2023	395,493	49,274	25,243	942,425	362,055	1,121,352	2,895,842
Additions	30,845	3,088	—	236,654	10,000	318,991	599,578
Transferred to Inventory	—	—	—	—	—	(154,912)	(154,912)
Disposals	—	(6,213)	—	(62,632)	—	(360,881)	(429,726)
Deconsolidation on sale of subsidiary	—	—	—	—	—	(635,327)	(635,327)
Balance at August 31, 2024	426,338	46,149	25,243	1,116,447	372,055	289,223	2,275,455
Additions	—	—	—	—	—	6,800	6,800
Balance at November 30, 2024	426,338	46,149	25,243	1,116,447	372,055	296,023	2,282,255

Accumulated depreciation
Balance at August 31, 2023	229,299	34,010	17,288	110,724	113,837	76,758	581,916
Depreciation	38,522	4,574	4,374	40,949	101,665	67,908	257,992
Disposals	—	(3,655)	—	(728)	—	(37,646)	(42,029)
Transferred to Inventory	—	—	—	—	—	(21,394)	(21,394)
Deconsolidation on sale of subsidiary	—	—	—	—	—	(79,452)	(79,452)
Balance at August 31, 2024	267,821	34,929	21,662	150,945	215,502	6,174	697,033
Depreciation	7,788	830	485	11,438	25,298	15,794	61,633
Balance at November 30, 2024	275,609	35,759	22,147	162,383	240,800	21,968	758,666

Net carrying amount
As at August 31, 2024	158,517	11,220	3,581	965,502	156,553	283,049	1,578,422
As at November 30, 2024	150,729	10,390	3,096	954,064	131,255	274,055	1,523,589